Note 4 - Loans and Leases - Loans Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Allowance for loan and lease losses allocated, with an allowance recorded	$ 255	$ 435
Recorded investment	3,025	2,778
Residential 1 - 4 Family Real Estate [Member]
Recorded investment, with no related allowance recorded
Recorded investments, with an allowance recorded
Allowance for loan and lease losses allocated, with an allowance recorded
Commercial and Multi-Family Real Estate [Member]
Recorded investment, with no related allowance recorded	872	822
Recorded investments, with an allowance recorded	165	673
Allowance for loan and lease losses allocated, with an allowance recorded	6	93
Agricultural Real Estate [Member]
Recorded investment, with no related allowance recorded	10	4
Recorded investments, with an allowance recorded
Allowance for loan and lease losses allocated, with an allowance recorded
Commercial Portfolio Segment [Member]
Recorded investment, with no related allowance recorded	425	22
Recorded investments, with an allowance recorded	1,553	1,257
Allowance for loan and lease losses allocated, with an allowance recorded	249	342
Agriculture [Member]
Recorded investment, with no related allowance recorded
Recorded investments, with an allowance recorded
Allowance for loan and lease losses allocated, with an allowance recorded
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance recorded
Recorded investments, with an allowance recorded
Allowance for loan and lease losses allocated, with an allowance recorded